INCOME TAXES - Effective tax rate and statutory federal rate (Details) (USD $)	8 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax benefit computed at ""expected"" statutory rate	$ (37,169)	$ (2,359,025)
State income taxes, net of benefit	(492)	(60,884)
Permanent differences :
Impairment expense	33,820	437,324
Stock based compensation and consulting		1,508,371
Other permanent differences		(681)
Increase in valuation allowance	3,841	474,895
Net income tax benefit